SEGMENT AND GEOGRAPHIC INFORMATION - Non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 29,733	€ 30,523
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	26,853	28,334
China
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	2,504	1,922
Other
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 376	€ 266